Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding principal	$ 440,244	$ 485,702
Total debt	435,545	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	390,087	434,845
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(5,809)	(7,494)
Total debt	130,275	147,652
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	215	552
Total debt	140,812	154,295
Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	895	1,543
Total debt	164,458	178,356
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	109,096	123,982
Export Credit Tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	29,333	33,000
Export Credit Tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	27,750	30,750
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	26,988	31,164
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	111,264	120,743
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 135,813	$ 146,063